Consolidated Balance Sheets Detail (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 03, 2012
Changes to the carrying amount of goodwill
Balance as at February 26, 2011	$ 508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)
Balance as of March 3, 2012	$ 304